Deposits by Customers (Tables)	6 Months Ended
Jun. 30, 2019
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Schedule of Deposits by Customers

	30 June 2019	31 December 2018
	£m	£m
Current and demand accounts	86,639	86,207
Savings accounts(1)	65,546	66,039
Time deposits	17,849	15,485
Amounts due to other Santander UK Group Holdings plc subsidiaries	56	83
Amounts due to Santander UK Group Holdings plc(2)	9,223	9,206
Amounts due to fellow Banco Santander subsidiaries and joint ventures	1,304	1,070

	180,617	178,090

(1)

Includes equity index-linked deposits of £1,122m (2018: £1,176m). The capital amount guaranteed/protected and the amount of return guaranteed in respect of the equity index-linked deposits were £1,122m and £20m (2018: £1,176m and £28m) respectively.

(2)	Includes downstreamed funding from our immediate parent company Santander UK Group Holdings plc.